Investment Securities (Tables)	12 Months Ended
Dec. 31, 2016
Investment Securities
Amortized cost and estimated fair value by type of investment security

The amortized cost and estimated fair value by type of investment security at December 31, 2016 are as follows:

	Held to Maturity
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated	Carrying
	cost	gains	losses	fair value	value
	(Dollars in Thousands)
Other securities	$2,400	$—	$—	$2,400	$2,400
Total investment securities	$2,400	$—	$—	$2,400	$2,400

	Available for Sale
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated	Carrying
	cost	gains	losses	fair value	value(1)
	(Dollars in Thousands)
Residential mortgage-backed securities	$3,946,144	$18,246	$(69,920)	$3,894,470	$3,894,470
Obligations of states and political subdivisions	244,622	10,783	(433)	254,972	254,972
Equity securities	28,075	314	(482)	27,907	27,907
Total investment securities	$4,218,841	$29,343	$(70,835)	$4,177,349	$4,177,349
(1)

Included in the carrying value of residential mortgage‑ backed securities are $850,033 of mortgage‑backed securities issued by Ginnie Mae, $3,026,832 of mortgage‑backed securities issued by Fannie Mae and Freddie Mac and $17,605 issued by non‑government entities

The amortized cost and estimated fair value by type of investment security at December 31, 2015 are as follows:

	Held to Maturity
		Gross	Gross
	Amortized	unrealized	unrealized	Estimated	Carrying
	cost	gains	losses	fair value	value
	(Dollars in Thousands)
Other securities	$2,400	$—	$—	$2,400	$2,400
Total investment securities	$2,400	$—	$—	$2,400	$2,400

	Available for Sale
		Gross	Gross	Estimated
	Amortized	unrealized	unrealized	fair	Carrying
	cost	gains	losses	value	value(1)
	(Dollars in Thousands)
Residential mortgage-backed securities	$3,908,809	$30,959	$(46,557)	$3,893,211	$3,893,211
Obligations of states and political subdivisions	259,150	18,579	(25)	277,704	277,704
Equity securities	28,075	627	(245)	28,457	28,457
Total investment securities	$4,196,034	$50,165	$(46,827)	$4,199,372	$4,199,372
(1)

Included in the carrying value of residential mortgage‑ backed securities are $1,147,143 of mortgage‑backed securities issued by Ginnie Mae, $2,724,839 of mortgage‑backed securities issued by Fannie Mae and Freddie Mac and $21,229 issued by non‑government entities

Amortized cost and fair value of investment securities, by contractual maturity

	Held to Maturity		Available for Sale
	Amortized	Estimated	Amortized	Estimated
	Cost	fair value	Cost	fair value
	(Dollars in Thousands)
Due in one year or less	$125	$125	$—	$—
Due after one year through five years	2,275	2,275	—	—
Due after five years through ten years	—	—	1,218	1,288
Due after ten years	—	—	243,404	253,684
Residential mortgage-backed securities	—	—	3,946,144	3,894,470
Equity securities	—	—	28,075	27,907
Total investment securities	$2,400	$2,400	$4,218,841	$4,177,349

Gross unrealized losses on investment securities and the related fair value

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2016 were as follows:

	Less than 12 months		12 months or more		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(Dollars in Thousands)
Available for sale:
Residential mortgage-backed securities	$2,513,872	$(52,245)	$396,695	$(17,675)	$2,910,567	$(69,920)
Obligations of states and political subdivisions	31,104	(433)	—	—	31,104	(433)
Equity securities	14,066	(184)	5,452	(298)	19,518	(482)
	$2,559,042	$(52,862)	$402,147	$(17,973)	$2,961,189	$(70,835)

Gross unrealized losses on investment securities and the fair value of the related securities, aggregated by investment category and length of time that individual securities have been in a continuous loss position, at December 31, 2015 were as follows:

	Less than 12 months		12 months or more		Total
		Unrealized		Unrealized		Unrealized
	Fair Value	Losses	Fair Value	Losses	Fair Value	Losses
	(Dollars in Thousands)
Available for sale:
Residential mortgage-backed securities	$1,083,137	$(9,333)	$1,454,550	$(37,224)	$2,537,687	$(46,557)
Obligations of states and political subdivisions	6,814	(19)	544	(6)	7,358	(25)
Equity securities	5,041	(35)	5,540	(210)	10,581	(245)
	$1,094,992	$(9,387)	$1,460,634	$(37,440)	$2,555,626	$(46,827)

Reconciliation of credit-related impairment charges on available-for-sale investment

The following table presents a reconciliation of credit‑related impairment charges on available‑for‑sale investments recognized in earnings for the twelve months ended December 31, 2016 (in Thousands):

Balance at December 31, 2015	$13,577
Impairment charges recognized during period	354
Balance at December 31, 2016	$13,931

The following table presents a reconciliation of credit‑related impairment charges on available‑for‑sale investments recognized in earnings for the twelve months ended December 31, 2015 (in Thousands):

Balance at December 31, 2014	$12,623
Impairment charges recognized during period	954
Balance at December 31, 2015	$13,577

The following table presents a reconciliation of credit‑related impairment charges on available‑for‑sale investments recognized in earnings for the twelve months ended December 31, 2014 (in Thousands):

Balance at December 31, 2013	$11,806
Impairment charges recognized during period	817
Balance at December 31, 2014	$12,623